Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through March 19, 2025, the date financial statements were issued, and through April 29, 2025, the date of these financial statements, as it relates to the exchange of its ordinary shares.
Ordinary Shares Exchange. On March 30, 2025, the Company’s Board of Directors approved the exchange of all of the Company’s previously issued and outstanding ordinary shares, par value $0.01 per share (“Previous Ordinary Shares”), owned by the Company’s Parent for 90,833,333 of Class A ordinary shares, par value $0.001 per share (“Class A Ordinary Shares”). In connection with the Ordinary Share Exchange, the Previous Ordinary Shares were cancelled. Authorized ordinary shares to continue to be 750,000,000, applicable to Class A Ordinary Shares. The Class A Ordinary Shares have the same voting and economic rights as the Previous Ordinary Shares other than par value. Share and per share information included in the accompanying consolidated financial statements and notes to the consolidated financial statements have been retroactively adjusted to reflect the Ordinary Shares Exchange for all periods presented. The following statements and notes have been amended:
•Consolidated Balance Sheets as at December 31, 2024 and December 31, 2023;
•Consolidated Statements of Operations and Other Comprehensive Income (Loss) for the twelve months ended December 31, 2024, 2023 and 2022;
•Consolidated Statements of Changes in Shareholders’ Equity for the twelve months ended December 31, 2024, 2023 and 2022; and
•Notes 12. Capital Structure, 13. Earnings Per Ordinary Shares, 15. Dividends, and 26. Subsequent Events to the consolidated financial statements.
On February 28, 2025, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.625% Preference Shares (AHL PRD)	$0.3516	April 1, 2025	March 15, 2025
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	April 1, 2025	March 15, 2025
7.000% Preference Shares, represented by depositary shares (AHL PRF) (2)	$612.50	April 1, 2025	March 31, 2025
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(1)The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.3516 per depositary share.
(2)The 7.000% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 7.000% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.6125 per depositary share.
Preference Shares Redemption. On November 29, 2024, the Company issued a notice of redemption in connection with all of its issued and outstanding 5.950% Fixed-to-Floating Perpetual Non-Cumulative Preference Shares (the “AHL PRC Shares”) (NYSE: AHLPRC). The redemption took place on January 1, 2025, to be paid on January 2, 2025, and was conducted pursuant to the terms of the certificate of designation, dated May 2, 2013, governing the AHL PRC Shares. Each holder of an AHL PRC Share received $25 per preference share, representing an aggregate amount of $275.0 million. Since the redemption date is also a dividend payment date, the redemption price does not include any declared and unpaid dividend.
California Wildfires. The California Wildfires, commencing in January 2025, have led to a range of publicly available industry insured loss estimates in the range of $35 to $45 billion. Based solely on the Company’s modeled loss projections, industry loss estimates and exposure analysis as of the date of this prospectus, the Company’s preliminary assessment of pre-tax losses associated with the California Wildfires is expected to be between $50 and $75 million, net of outwards reinsurance and reinstatement premiums. The Company’s actual losses from the California Wildfires may differ materially from this preliminary estimate due to limitations in one or more of the models and because, as a recent large catastrophe event, this preliminary estimate is not based on actual terms and conditions of individual treaties and policies expected to be impacted, future loss information expected to follow from clients and brokers, further market intelligence, or any loss reports. The final settlement of claims associated with the California Wildfires is likely to take place over a considerable period of time.